Supplemental Disclosure of Cash Flow Information - Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 20,283	$ 12,354
Changes from financing cash flows:
(Repayment) issuance of bank credit facilities and commercial paper, net	(1,395)	5,466	$ 0
Issuance of other long-term debt	1,634	2,639	0
Repayment of other long-term debt	(1,699)	(1,008)	(416)
Payment of lease liabilities	(361)	(325)	(285)
Non-cash changes:
Changes in foreign exchange and fair value	(733)	926
Liabilities arising from financing activities, ending balance	19,723	20,283	12,354
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	18,819	10,799
Changes from financing cash flows:
(Repayment) issuance of bank credit facilities and commercial paper, net	(1,395)	5,466
Issuance of other long-term debt	1,634	2,639
Repayment of other long-term debt	(1,699)	(1,008)
Non-cash changes:
Changes in foreign exchange and fair value	(742)	923
Liabilities arising from financing activities, ending balance	16,617	18,819	10,799
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,464	1,555
Changes from financing cash flows:
Payment of lease liabilities	(361)	(325)
Non-cash changes:
Lease additions	2,055	231
Changes in foreign exchange and fair value	9	3
Lease derecognitions	(61)
Liabilities arising from financing activities, ending balance	$ 3,106	$ 1,464	$ 1,555